Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2019 and 2018 consisted of:

	December 31, 2019	December 31, 2018

Research and development expenses payable	$554,791	$398,899
Cost of healthcare services payable	45,234	40,139
Professional fees payable	171,037	178,117
Insurance expense payable	70,811	-
Interest payable	8,802	223,802
Payables for leasehold improvement and equipment	26,779	73,864
Deferred bonus and salaries payable	1,570,324	183,065
Deferred rent	55,484	58,810
Others	83,265	90,451
	$2,586,527	$1,247,147